Debt - Narrative (Details) $ in Thousands, € in Millions				1 Months Ended				12 Months Ended
	Jul. 19, 2019 USD ($)	Jun. 06, 2019 USD ($)	Mar. 13, 2009 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2016 EUR (€)	Mar. 31, 2010 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2006 USD ($)
Debt Instrument [Line Items]
Loss on redemption of debt								$ 0	$ 0	$ (15,175)
Senior Notes | Notes Issued By Partner Re Finance B LLC
Debt Instrument [Line Items]
Commitment							$ 500,000
Stated interest rate of debt instrument							5.50%
Early repayment of senior debt	$ 500,000
Maturity date							Jun. 01, 2020
Loss on redemption of debt	$ 15,000
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment					$ 500,000
Stated interest rate of debt instrument					3.70%			3.70%
Debt issuance percentage of fair value					99.783%
Issuance of senior notes					$ 496,000
Maturity date								Jul. 02, 2029
Payment frequency								semi-annually
Date of first required interest payment								Jan. 02, 2020
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC
Debt Instrument [Line Items]
Commitment | €						€ 750
Stated interest rate of debt instrument						1.25%
Debt issuance percentage of fair value						99.144%
Maturity date						Sep. 15, 2026
Payment frequency						annually
Date of first required interest payment						Sep. 15, 2017
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment				$ 500,000
Stated interest rate of debt instrument				4.50%
Maturity date				Oct. 01, 2050
Payment frequency				semi-annually
Date of first required interest payment				Apr. 01, 2021
Maturity date range start				Oct. 01, 2030
Proceeds from issuance of subordinated debt				$ 494,000
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC | October 1, 2030 To October 1, 2050
Debt Instrument [Line Items]
Reference rate for variable rate interest payments				five-year treasury rate
Spread on variable rate (as a percent)				3.815%
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC | April 1, 2021 - October 1, 2030 [Member]
Debt Instrument [Line Items]
Stated interest rate of debt instrument				4.50%
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc
Debt Instrument [Line Items]
Commitment								$ 62,484	62,000		$ 250,000
Amount of debt extinguished		$ 1,000	$ 187,000
Maturity date range start								Dec. 01, 2016
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc | June 1, 2007 - December 1, 2016
Debt Instrument [Line Items]
Stated interest rate of debt instrument								6.44%
Payment frequency								semi-annually
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc | December 1, 2016 - December 1, 2066
Debt Instrument [Line Items]
Payment frequency								quarterly
Reference rate for variable rate interest payments								3-month LIBOR
Spread on variable rate (as a percent)								2.325%
Junior Subordinated Debt [Member] | Notes Issued To Partner Re Finance II Inc
Debt Instrument [Line Items]
Commitment											$ 258,000
Amount of debt extinguished		$ 1,000	$ 187,000
Maturity date range end								Dec. 01, 2066
Carrying amount at balance sheet date								$ 70,000	$ 70,000
PartnerRe U.S. Corporation
Debt Instrument [Line Items]
Percentage ownership								100.00%